Pensions and other postretirement benefits (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	14,719,000,000		15,092,000,000
Actual allocation of individual plan assets	100.00%		100.00%
Expected going concern basis excess (deficit) funded status	1,000,000,000
Expected solvency basis excesss (deficit) funded status	(1,400,000,000)
Voluntary pension contributions	350,000,000
Total projected voluntary contributions for all pension plans for next fiscal year, minimum range	150,000,000
Total projected voluntary contributions for all pension plans for next fiscal year, maximum range	450,000,000
Actual contributions for all pension plans contributed in next fiscal year	250,000,000
Actual voluntary contributions for all pension plans for next fiscal year	150,000,000
Total projected contributions for all pension plans for next fiscal year, minimum range	275,000,000
Total projected contributions for all pension plans for next fiscal year, maximum range	575,000,000
Cash and short term investments policy mix (in hundredths)	2.00%
Bonds policy mix (in hundredths)	38.00%
Equity policy mix (in hundredths)	47.00%
Real estate policy mix (in hundredths)	4.00%
Oil and gas assets policy mix (in hundredths)	5.00%
Infrastructure assets policy mix (in hundredths)	4.00%
Percentage of bonds rated investment grade (in hundredths)	93.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	4.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	21.00%
Percentage of plans exposed to the Canadian dollar	71.00%
Percentage of plans exposed to the European currencies	7.00%
Percentage of plans exposed to the US dollar	11.00%
Percentage of plans exposed to various other currencies	11.00%
Contributions for the defined contribution plans which are expensed as incurred	10,000,000		16,000,000		8,000,000
Annual retirement benefit payment due to former CEO that the Company has suspended	1,500,000
Multiemployer Plans [Abstract]
Contributions for the multiemployer benefit plan for the period	11,000,000		10,000,000		8,000,000
Description of Multiemployer Plan	Under collective bargaining agreements, the Company participates in a multiemployer benefit plan named the Railroad Employees National Early Retirement Major Medical Benefit Plan which is administered by the National Carriers’ Conference Committee (NCCC), and provides certain postretirement health care benefits to certain retirees.
Multiemployer plan annual rate per month per active employee	164.41		155.96
Multiemployer plan retirees covered	846		716
Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	14,664,000,000		15,058,000,000
Actual allocation of individual plan assets	99.70%		99.80%
Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,026,000,000	[1]	429,000,000	[1]
Actual allocation of individual plan assets	7.00%		2.80%
Canada and supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,650,000,000	[2]	2,013,000,000	[2]
Actual allocation of individual plan assets	11.20%		13.30%
Provinces of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,937,000,000	[2]	1,292,000,000	[2]
Actual allocation of individual plan assets	13.10%		8.60%
Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	92,000,000	[2]
Actual allocation of individual plan assets	0.00%		0.60%
Emerging market debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	288,000,000	[2]	318,000,000	[2]
Actual allocation of individual plan assets	2.00%		2.10%
Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	178,000,000	[3]	205,000,000	[3]
Actual allocation of individual plan assets	1.20%		1.40%
Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	2,395,000,000	[4]	3,228,000,000	[4]
Actual allocation of individual plan assets	16.30%		21.40%
U.S. Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,125,000,000	[4]	1,316,000,000	[4]
Actual allocation of individual plan assets	7.60%		8.70%
International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	2,712,000,000	[4]	3,076,000,000	[4]
Actual allocation of individual plan assets	18.40%		20.40%
Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	214,000,000	[5]	318,000,000	[5]
Actual allocation of individual plan assets	1.50%		2.10%
Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,232,000,000	[6]	1,141,000,000	[6]
Actual allocation of individual plan assets	8.40%		7.60%
Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	707,000,000	[7]	607,000,000	[7]
Actual allocation of individual plan assets	4.80%		4.00%
Multi-strategy funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	358,000,000	[8]	311,000,000	[8]
Actual allocation of individual plan assets	2.40%		2.10%
Fixed income funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	214,000,000	[8]	197,000,000	[8]
Actual allocation of individual plan assets	1.50%		1.30%
Commodity funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	75,000,000	[8]
Actual allocation of individual plan assets	0.00%		0.50%
Equity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	260,000,000	[8]	148,000,000	[8]
Actual allocation of individual plan assets	1.80%		1.00%
Global macro funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	368,000,000	[8]	292,000,000	[8]
Actual allocation of individual plan assets	2.50%		1.90%
Other Plan Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	55,000,000	[9]	34,000,000	[9]
Actual allocation of individual plan assets	0.30%		0.20%
Fair Value Level 1 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	6,521,000,000		8,373,000,000
Fair Value Level 1 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	21,000,000	[1]	429,000,000	[1]
Fair Value Level 1 [Member] | Canada and supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 1 [Member] | Provinces of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 1 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 1 [Member] | Emerging market debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 1 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	8,000,000	[3]	30,000,000	[3]
Fair Value Level 1 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	2,373,000,000	[4]	3,204,000,000	[4]
Fair Value Level 1 [Member] | U.S. Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,087,000,000	[4]	1,316,000,000	[4]
Fair Value Level 1 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	2,680,000,000	[4]	3,076,000,000	[4]
Fair Value Level 1 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[5]	0	[5]
Fair Value Level 1 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	343,000,000	[6]	289,000,000	[6]
Fair Value Level 1 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	9,000,000	[7]	29,000,000	[7]
Fair Value Level 1 [Member] | Multi-strategy funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 1 [Member] | Fixed income funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 1 [Member] | Commodity funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 1 [Member] | Equity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 1 [Member] | Global macro funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 2 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	6,399,000,000		4,792,000,000
Fair Value Level 2 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,005,000,000	[1]	0	[1]
Fair Value Level 2 [Member] | Canada and supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,650,000,000	[2]	2,013,000,000	[2]
Fair Value Level 2 [Member] | Provinces of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,937,000,000	[2]	1,292,000,000	[2]
Fair Value Level 2 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	92,000,000	[2]
Fair Value Level 2 [Member] | Emerging market debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	288,000,000	[2]	318,000,000	[2]
Fair Value Level 2 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	170,000,000	[3]	175,000,000	[3]
Fair Value Level 2 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[4]	0	[4]
Fair Value Level 2 [Member] | U.S. Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	38,000,000	[4]	0	[4]
Fair Value Level 2 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	32,000,000	[4]	0	[4]
Fair Value Level 2 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[5]	0	[5]
Fair Value Level 2 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[6]	0	[6]
Fair Value Level 2 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	79,000,000	[7]	85,000,000	[7]
Fair Value Level 2 [Member] | Multi-strategy funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	358,000,000	[8]	106,000,000	[8]
Fair Value Level 2 [Member] | Fixed income funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	214,000,000	[8]	197,000,000	[8]
Fair Value Level 2 [Member] | Commodity funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	75,000,000	[8]
Fair Value Level 2 [Member] | Equity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	260,000,000	[8]	147,000,000	[8]
Fair Value Level 2 [Member] | Global macro funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	368,000,000	[8]	292,000,000	[8]
Fair Value Level 3 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	1,744,000,000		1,893,000,000
Fair Value Level 3 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[1]	0	[1]
Fair Value Level 3 [Member] | Canada and supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 3 [Member] | Provinces of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 3 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 3 [Member] | Emerging market debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[2]	0	[2]
Fair Value Level 3 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[3]	0	[3]
Fair Value Level 3 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	22,000,000	[4]	24,000,000	[4]
Fair Value Level 3 [Member] | U.S. Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[4]	0	[4]
Fair Value Level 3 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[4]	0	[4]
Fair Value Level 3 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	214,000,000	[5]	318,000,000	[5]
Fair Value Level 3 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	889,000,000	[6]	852,000,000	[6]
Fair Value Level 3 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	619,000,000	[7]	493,000,000	[7]
Fair Value Level 3 [Member] | Multi-strategy funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	205,000,000	[8]
Fair Value Level 3 [Member] | Fixed income funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 3 [Member] | Commodity funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]
Fair Value Level 3 [Member] | Equity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	1,000,000	[8]
Fair Value Level 3 [Member] | Global macro funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair value of plan assets for the CN pension plan	0	[8]	0	[8]

[1]	Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates fair value.
[2]	Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.
[3]	Mortgages are secured by real estate. The fair value measurement of $170 million ($175 million in 2010) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.
[4]	The fair value of equity investments of $22 million ($24 million in 2010) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
[5]	The fair value of real estate investments of $214 million ($318 million in 2010) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
[6]	The fair value of oil and gas investments of $889 million ($852 million in 2010) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[7]	Infrastructure funds consist of $9 million ($29 million in 2010) of trust units that are publicly traded and classified as Level 1, $79 million ($85 million in 2010) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $619 million ($493 million in 2010) of infrastructure funds that are classified as Level 3 and are valued based on earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
[8]	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3. During the year, absolute return investments having a fair value of $198 million (nil in 2010) were transferred from Level 3 to Level 2 as the restrictions on redemption were lifted.
[9]	Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.